Cover	6 Months Ended
Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Bright Green Corporation
Entity Central Index Key	0001886799
Entity Tax Identification Number	83-4600841
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1033 George Hanosh Boulevard
Entity Address, City or Town	Grants
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87020
City Area Code	(833)
Local Phone Number	658-1799
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1033 George Hanosh Boulevard
Entity Address, City or Town	Grants
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87020
City Area Code	(833)
Local Phone Number	658-1799
Contact Personnel Name	Terry Rafih